March 22, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD NEW JERSEY TAX-FREE FUNDS (THE TRUST)
     FILE NO.  33-17351

Commissioners:

     Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.



Enclosures


cc:  Christian Sandoe, Esq.
     U.S. Securities and Exchange Commission